CRM FUNDS
------------------------------------
------------------------------------

FUND INFORMATION:                    SHAREHOLDER ACCOUNT INFORMATION:
   Forum Fund Services, LLC          Forum Shareholder Services, LLC
   Two Portland Square               P.O. Box 446
   Portland, ME 04101                Portland, ME 04112
   (800) CRM-2883                    (800) 844-8258
   (800) 276-2883                    (207) 879-8910

--------------------------------------------------------------------------------

   SEMI-ANNUAL REPORT                                             MARCH 31, 1999
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Other than the conflict in Kosovo, the big news during the last six months was the Dow Jones closing above the 10,000 mark. The lesser-known fact is that few active managers were able to tangibly taste the benefits of this latter historic event. In fact, the average diversified U.S. stock mutual fund (including large, medium and small stocks, both value and growth) underperformed the Dow's gain of 25.85% and the S&P 500 Index gain of 27.32%. The dramatic narrowness of the market that characterized 1998 has continued to swell to unprecedented levels rather than abating. Only three of the thirty stocks within the Dow contributed more than half of the gains in the index so far this year. The Value Line Index, on the other hand, which measures the average performance of 1,700 major stocks, actually declined by -6.4% over the same period. Within the S&P 500 Index, approximately twenty stocks contributed all of the performance during the first three months of the year, with the remaining 480 stocks rendering each other null and void. Only two stocks, Microsoft and America Online, contributed an alarming one third of the S&P 500 Index performance.

Furthermore, the disparity that widened last year between large stocks and small stocks, growth stocks and value stocks has continued to expand in 1999. Large growth stocks have gained a staggering 16.66% over the last twelve months, while small value stocks have declined -22.03%. If history is to teach us anything, however, it is that the market and its underlying segments are indeed a current with a conforming ebb and flow. And while we cannot predict at what point in time or exactly what event will transpire to effect a reversal of fortune, surely this party, like all others, shall come to an end. As such, we remain dedicated to our philosophy and mindful of long-term market cycles. That being said, the current environment, while difficult in terms of short-term performance of value investors, is one in which an abundance of opportunity exists. The lack of attention given to value stocks, and in particular smaller issues, creates an inefficient marketplace in which we continue to find quality businesses selling at considerable discounts to both broad market multiples and industry specific comparables.

                                                   TRAILING    TRAILING    TRAILING
SMALL VS. LARGE AND GROWTH VS. VALUE              SIX MONTHS   ONE YEAR   THREE YEARS
Large Stocks (Russell 1000 Index)                     26.90%     16.66%       26.81%
Small Stocks (Russell 2000 Index)                     10.00%    (16.26%)       7.72%
Small Value Stocks (R2000 Value)                      (1.50%)   (22.03%)       8.98%
Small Growth Stocks (R2000 Growth)                    21.56%    (11.04%)       5.76%

For the six months ended March 31, 1999, Institutional shares of the Small Cap Value Fund and the Mid Cap Value Fund provided total returns of -6.53% and 2.96%, respectively. These returns compare to a -1.50% and a 2.27% return for the Russell 2000 Value and Russell 2500 Indices, respectively.

INSTITUTIONAL SHARE OPERATIONS FOR THE SMALL CAP VALUE, AND MID CAP VALUE FUNDS COMMENCED 1/27/98 AND 1/06/98, RESPECTIVELY.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

In the CRM Mid Cap Value Fund, stocks that performed very well for us included Montana Power, Golden State Bancorp, Fortune Brands and Commscope. We purchased Santa Fe International as a "call option" on the price of oil after oil service stocks had sunk to more than 70% below their highs. Santa Fe had very good contract protection one to two years out and a strong balance sheet. We subsequently sold Santa Fe after the price of oil began to recover and after the stock price appreciated more than 40%.

The best performing issues in the CRM Small Cap Value Fund over the last six months include CommScope, DII Group and Americredit. Our largest recent additions to the portfolio include Americredit, Systems & Computer Technology, Terex Corporation, Central Garden & Pet and Tektronix. Several issues that we recently moved out of the portfolio include Bindley Western, which had tripled in price over an eighteen-month period and reached our target price, and GTECH Holdings, due to poor operating performance and concerns over management direction.

Despite milestone records for many of the narrowly driven indices such as the S&P 500 and Dow Jones, the U.S. economy continues to look favorable relative to many other investment opportunities. The shrinking trade deficit and overwhelming consumer spending fueled an annualized growth in gross domestic product (GDP) of 4.8% in the fourth quarter of 1998. Early reports show a continued annualized growth in GDP during the first quarter of 3%, fueled in part by a recovery in U.S. manufacturing. Many pundits contend that despite the short-term recovery of markets such as Japan and Mexico, the volatility in Asian and emerging markets is far from over and have new concerns over the post-convergence boom in Europe following the recently unified currency. In light of this we hold fast to our conviction regarding companies that rely less on foreign expansion and customer base than domestic growth and are more insulated from such overseas volatility, as evinced by our sale of Glenayre Technologies.

The daily volatility in stocks has created a stock-pickers market, and we continue to see opportunities within most of the underlying sectors. Furthermore, we are increasingly looking for smaller companies who might be acquired by larger companies whose stock prices have not only driven a wedge between valuations of large and small stocks, but have given large companies tremendous currency to effect acquisitions. We hope to benefit from some of this continued market consolidation. And while much of the world is focused on momentum stocks at inflated valuations, we maintain our philosophy of buying understandable, sound businesses at inexpensive relative prices, a strategy that has proven the test of time over our twenty-five years of experience.

Sincerely,

The CRM Funds            Cramer Rosenthal McGlynn, LLC

/s/ Fred M. Filoon       /s/ Ronald H. McGlynn    /s/ Jay B. Abramson
Fred M. Filoon           Ronald H. McGlynn        Jay B. Abramson
President                President                Executive Vice President

The Russell 3000-Registered Trademark- Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000-Registered Trademark- Index. The Russell 2000-Registered Trademark- Index measures the performance of the 2,000 smallest companies in the Russell 3000-Registered Trademark- Index. Russell MidCap-TM-Index measures the performance of the 800 smallest companies in the Russell 1000-Registered Trademark- Index. The Russell 2500-TM- Index measures the performance of the 2,500 smallest companies in the Russell
3000-Registered Trademark- Index. The Russell 2000-Registered Trademark- Value Index measures the performance of those Russell 2000-Registered Trademark-companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000-Registered Trademark- Growth Index measures the performance of those Russell 2000-Registered Trademark- companies with higher price-to-book ratios and higher forecasted growth values. Lastly, the Russell
1000-Registered Trademark- Value Index measures the performance of those Russell 1000-Registered Trademark- companies with lower price-to-book ratios and lower forecasted growth values.

These indices do not include the effect of any expenses, which have been deducted from each Fund's return. All of the indices are unmanaged and capitalization weighted and are not available for investment. Total return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for a Fund assumes reinvestment of dividends and distributions.

PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
COMMON STOCK (98.6%)
AEROSPACE (1.2%)
     219,500  OEA, Inc.*...........................................  $   1,810,875
                                                                     -------------
AUTOMOTIVE PARTS AND EQUIPMENT (0.6%)
     105,000  Safety Components International, Inc.*...............        905,625
                                                                     -------------
BANKING AND FINANCIAL (5.7%)
     254,000  AmeriCredit Corp.*...................................      3,333,750
     150,000  Community First Bankshares, Inc......................      3,000,000
     126,000  Pilgrim America Capital Corp.*.......................      2,394,000
                                                                     -------------
                                                                         8,727,750
                                                                     -------------
BUILDING AND CONSTRUCTION (3.5%)
     270,000  Morrison Knudsen Corp.*..............................      2,683,125
     233,600  Walter Industries, Inc.*.............................      2,628,000
                                                                     -------------
                                                                         5,311,125
                                                                     -------------
BUSINESS SERVICES (9.8%)
     457,200  Caribiner International, Inc.*.......................      4,171,950
     300,700  LGS Group, Inc.*.....................................      2,330,425
     413,400  R.H. Donnelley Corp..................................      6,020,625
     114,200  World Color Press, Inc.*.............................      2,426,750
                                                                     -------------
                                                                        14,949,750
                                                                     -------------
COMMUNICATIONS (8.3%)
     302,100  Allen Telecom, Inc.*.................................      1,831,481
     170,000  COMSAT Corp..........................................      4,919,375
     130,000  Young Broadcasting Corp.*............................      5,931,250
                                                                     -------------
                                                                        12,682,106
                                                                     -------------
CONSUMER CYCLICALS (2.7%)
     415,400  Loews Cineplex Entertainment*........................      4,128,038
                                                                     -------------
CONSUMER PRODUCTS (4.6%)
     206,600  Central Garden & Pet Co.*............................      3,486,375
     241,000  Gibson Greetings, Inc.*..............................      1,762,312
     115,476  United Stationers, Inc.*.............................      1,761,009
                                                                     -------------
                                                                         7,009,696
                                                                     -------------
ELECTRONIC EQUIPMENT AND COMPONENTS (9.3%)
     210,000  CommScope, Inc. *....................................      4,396,875
     194,200  DII Group, Inc.*.....................................      5,680,350
     164,300  Tektronix, Inc.......................................      4,148,575
                                                                     -------------
                                                                        14,225,800
                                                                     -------------

                                    SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
ENERGY EXPLORATION AND DISTRIBUTION (3.5%)
     180,000  EEX Corp.*...........................................  $     877,500
      77,500  Equitable Resources, Inc.............................      2,019,843
     184,400  Nuevo Energy Co.*....................................      2,489,400
                                                                     -------------
                                                                         5,386,743
                                                                     -------------
FINANCIAL SERVICES (2.5%)
     252,000  Richmond County Financial Corp.......................      3,732,750
                                                                     -------------
HEALTH CARE (2.8%)
     192,300  Acuson Corp.*........................................      2,872,481
      46,000  CONMED Corp.*........................................      1,426,000
                                                                     -------------
                                                                         4,298,481
                                                                     -------------
INDUSTRIAL AND COMMERCIAL MACHINERY (5.6%)
     396,000  MagneTek, Inc.*......................................      3,316,500
      74,800  Millipore Corp.......................................      1,804,550
     142,800  Terex Corp.*.........................................      3,445,050
                                                                     -------------
                                                                         8,566,100
                                                                     -------------
INDUSTRIAL TECHNOLOGY (4.6%)
     308,100  Safety Kleen Corp.*..................................      4,082,325
     227,300  UNOVA, Inc.*.........................................      2,997,519
                                                                     -------------
                                                                         7,079,844
                                                                     -------------
MEDICAL AND HEALTH TECHNOLOGY AND SERVICES (0.8%)
      85,200  ADAC Laboratories*...................................      1,160,850
                                                                     -------------
METAL INDUSTRIES (1.5%)
      38,500  Schnitzer Steel Industries, Inc......................        457,188
     229,300  WHX Corp.*...........................................      1,805,737
                                                                     -------------
                                                                         2,262,925
                                                                     -------------
POLLUTION CONTROL (2.2%)
     166,200  Superior Services, Inc.*.............................      3,292,837
                                                                     -------------
REAL ESTATE (1.3%)
     139,266  Insignia Financial Group, Inc., "A"*.................      1,958,428
                                                                     -------------
REAL ESTATE INVESTMENT TRUST (3.1%)
     177,000  SL Green Realty Corp.................................      3,329,813
     232,000  Ventas, Inc..........................................      1,392,000
                                                                     -------------
                                                                         4,721,813
                                                                     -------------
RESTAURANTS AND LODGING (3.1%)
     468,300  Prime Hospitality Corp.*.............................      4,653,731
                                                                     -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
RETAIL (3.3%)
     168,000  Shopko Stores, Inc.*.................................  $   5,019,000
                                                                     -------------
SCHOOLS (0.3%)
      15,000  Career Education Corp.*..............................        519,375
                                                                     -------------
TECHNOLOGY (12.8%)
     152,100  ChoicePoint, Inc.*...................................      7,585,988
      70,900  GTECH Holdings Corp.*................................      1,728,187
     289,000  Symantec Corp.*......................................      4,894,938
     523,900  Systems & Computer Technology Corp.*.................      5,329,000
                                                                     -------------
                                                                        19,538,113
                                                                     -------------
TRANSPORTATION EQUIPMENT (1.9%)
     190,600  Mascotech, Inc.......................................      2,954,300
                                                                     -------------
UTILITIES (3.6%)
     205,400  Avista Corp..........................................      3,341,451
     127,300  Public Service Co. of New Mexico.....................      2,164,101
                                                                     -------------
                                                                         5,505,552
                                                                     -------------
TOTAL COMMON STOCK (COST, $159,184,278)............................  $ 150,401,607
                                                                     -------------

 PRINCIPAL                          SECURITY
   AMOUNT                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
SHORT-TERM HOLDINGS (1.4%)
CASH MANAGEMENT ACCOUNTS (1.1%)
   1,706,995  Forum Daily Assets Cash Fund.........................  $   1,706,995
                                                                     -------------
COMMERCIAL PAPER (0.2%)
     250,000  Ford Motor Credit Co., 4.78%, 4/01/99................        250,000
                                                                     -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
     250,000  Federal National Mortgage Assn., 4.73%, 4/06/99......        249,836
                                                                     -------------
TOTAL SHORT-TERM HOLDINGS, AT AMORTIZED COST.......................  $   2,206,831
                                                                     -------------
TOTAL INVESTMENTS--100.0% (COST $161,391,108)......................  $ 152,608,438
                                                                     -------------
                                                                     -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
COMMON STOCK (91.6%)
AEROSPACE (2.4%)
       9,700  Coltec Industries....................................  $     176,419
                                                                     -------------
APPAREL (2.3%)
       8,300  Polo Ralph Lauren Corp.*.............................        164,963
                                                                     -------------
AUTOMOTIVE PARTS AND EQUIPMENT (2.0%)
       7,500  Safety Components International, Inc.*...............         64,687
       2,800  Snap-On, Inc.........................................         81,200
                                                                     -------------
                                                                           145,887
                                                                     -------------
BANKING AND FINANCIAL (11.2%)
       3,300  Allmerica Financial Corp.............................        181,706
       6,500  CIT Group, Inc. (The)................................        198,656
       2,402  FINOVA Group, Inc. (The).............................        124,603
       3,000  Golden State Bancorp, Inc.*..........................         66,750
      13,100  John Hancock Bank and Thrift Opportunity Fund........        120,356
       9,400  Sovereign Bancorp, Inc...............................        115,150
         200  UnionBanCal Corp.....................................          6,812
                                                                     -------------
                                                                           814,033
                                                                     -------------
BUSINESS SERVICES (3.3%)
       9,100  Convergys Corp.......................................        155,838
       9,900  Modis Professional Services, Inc.*...................         89,719
                                                                     -------------
                                                                           245,557
                                                                     -------------
COMMUNICATIONS (5.0%)
       7,000  Cincinnati Bell, Inc.................................        157,063
       7,100  COMSAT Corp..........................................        205,456
                                                                     -------------
                                                                           362,519
                                                                     -------------
CONSUMER PRODUCTS (5.4%)
       4,800  Fortune Brands, Inc..................................        185,700
      13,800  United Stationers, Inc.*.............................        210,450
                                                                     -------------
                                                                           396,150
                                                                     -------------
DEFENSE ELECTRONICS (2.2%)
       3,500  L-3 Communications Holdings, Inc.*...................        161,875
                                                                     -------------
ELECTRONIC EQUIPMENT AND COMPONENTS (2.7%)
       3,500  Raychem Corp.........................................         78,967
       3,100  Thomas & Betts Corp..................................        116,444
                                                                     -------------
                                                                           195,411
                                                                     -------------

                                    SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------

ENERGY (1.9%)
       2,700  Columbia Energy Group................................  $     141,075
                                                                     -------------
ENERGY EXPLORATION AND DISTRIBUTION (3.4%)
      17,266  EEX Corp.*...........................................         84,172
      24,010  Ocean Energy, Inc.*..................................        163,568
                                                                     -------------
                                                                           247,740
                                                                     -------------
ENTERTAINMENT (2.5%)
       6,000  King World Productions, Inc..........................        183,375
                                                                     -------------
FOOD AND BEVERAGE PRODUCTS (3.7%)
      13,100  Chiquita Brands International, Inc...................        133,456
       4,500  Dole Food Co., Inc...................................        133,875
                                                                     -------------
                                                                           267,331
                                                                     -------------
HEALTH CARE (7.4%)
       4,700  HCR Manor Care.......................................        107,219
      12,400  HealthSouth Corp.....................................        128,650
       5,900  Humana, Inc.*........................................        101,775
       2,700  Wellpoint Health Networks, Inc.*.....................        204,694
                                                                     -------------
                                                                           542,338
                                                                     -------------
INDUSTRIAL AND COMMERCIAL MACHINERY (3.6%)
       3,000  Ingersoll-Rand Co....................................        148,875
       3,200  York International Corp..............................        113,000
                                                                     -------------
                                                                           261,875
                                                                     -------------
INDUSTRIAL TECHNOLOGY (2.6%)
      14,600  Safety Kleen Corp.*..................................        193,450
                                                                     -------------
MEDICAL AND HEALTH PRODUCTS (1.5%)
       4,200  Mallinckrodt, Inc....................................        111,825
                                                                     -------------
OIL AND GAS EXTRACTION (1.9%)
       3,400  Burlington Resources, Inc............................        135,788
                                                                     -------------
PHARMACEUTICALS (2.0%)
      29,100  PharMerica, Inc.*....................................        145,500
                                                                     -------------
REAL ESTATE (1.3%)
       5,100  TrizecHahn Corp......................................         93,713
                                                                     -------------
RESTAURANTS AND LODGING (2.9%)
       7,300  Starwood Hotels & Resorts............................        208,506
                                                                     -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    SECURITY
   SHARES                          DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
RETAIL (6.0%)
       5,100  Borders Group, Inc.*.................................  $      71,719
      14,800  K-Mart Corp.*........................................        248,825
       2,000  Meyer (Fred), Inc.*..................................        117,750
                                                                     -------------
                                                                           438,294
                                                                     -------------
TECHNOLOGY (5.7%)
       2,900  ChoicePoint, Inc.*...................................        144,637
       5,200  General Instrument Corp.*............................        157,625
       3,700  Sterling Commerce, Inc.*.............................        113,775
                                                                     -------------
                                                                           416,037
                                                                     -------------
TRANSPORTATION EQUIPMENT (1.6%)
       4,200  Ryder System, Inc....................................        116,026
                                                                     -------------
UTILITIES (7.1%)
       4,900  Entergy Corp.........................................        134,750
       5,200  Montana Power Co.....................................        382,525
                                                                     -------------
                                                                           517,275
                                                                     -------------
TOTAL COMMON STOCK (COST, $6,983,416)..............................  $   6,682,962
                                                                     -------------

                                    SECURITY
  WARRANTS                         DESCRIPTION                           VALUE
------------  -----------------------------------------------------  -------------
WARRANT (0.9%)
      14,200  Golden State Bancorp, Inc. (COST, $69,023)...........  $      68,782
                                                                     -------------

 PRINCIPAL
   AMOUNT
------------
SHORT-TERM HOLDINGS (7.5%)
CASH MANAGEMENT ACCOUNTS (3.4%)
     245,855  Forum Daily Assets Cash Fund.........................  $     245,855
                                                                     -------------
COMMERCIAL PAPER (2.7%)
     100,000  GTE Funding, Inc., 4.89%, 4/05/99....................         99,944
     100,000  United Parcel Service, 7.90%, 4/01/99................        100,000
                                                                     -------------
Total Commercial Paper.............................................        199,944
                                                                     -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.4%)
     100,000  U.S. Treasury Bill, 4.63%, 4/22/99...................         99,729
                                                                     -------------
TOTAL SHORT-TERM HOLDINGS, AT AMORTIZED COST.......................  $     545,528
                                                                     -------------
TOTAL INVESTMENTS--100.0% (COST $7,597,967)........................  $   7,297,272
                                                                     -------------
                                                                     -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      SMALL CAP     MID CAP VALUE
                                                     VALUE FUND         FUND
                                                    -------------   -------------
ASSETS:
    Investments (Note 2)
      Investments, at cost........................  $ 161,391,108   $  7,597,967
      Net unrealized depreciation.................     (8,782,670)      (300,695)
                                                    -------------   -------------
    Total investments, at value...................    152,608,438      7,297,272
    Cash..........................................             --         49,320
    Receivable for securities sold................      2,681,011         63,104
    Receivable for Fund shares sold...............        159,990             --
    Interest, dividends and other receivables.....         92,055          2,381
    Organization costs, net (Note 2)..............         26,073         22,581
                                                    -------------   -------------
Total assets......................................    155,567,567      7,434,658
                                                    -------------   -------------
                                                    -------------   -------------
LIABILITIES:
    Dividends payable.............................            210             --
    Payable for securities purchased..............      1,215,540        169,825
    Payable for Fund shares redeemed..............        269,323             --
    Payable to Investment adviser (Note 3)........         98,194             --
    Payable to Administrator (Note 3).............         12,916             --
    Payable to Shareholder servicing agent (Note
     3)...........................................         18,131             --
    Payable to Custodian..........................          9,678          3,571
    Accrued expenses and other liabilities........         92,711         33,018
                                                    -------------   -------------
Total liabilities.................................      1,716,703        206,414
                                                    -------------   -------------
NET ASSETS........................................  $ 153,850,864   $  7,228,244
                                                    -------------   -------------
                                                    -------------   -------------
COMPONENTS OF NET ASSETS:
    Paid-in capital...............................  $ 185,032,402   $  7,828,250
    Undistributed net investment income...........        130,610         11,633
    Net unrealized depreciation...................     (8,782,670)      (300,695)
    Accumulated undistributed net realized loss...    (22,529,478)      (310,944)
                                                    -------------   -------------
NET ASSETS........................................  $ 153,850,864   $  7,228,244
                                                    -------------   -------------
                                                    -------------   -------------
NET ASSETS BY SHARE CLASS:
    Investor Shares...............................  $  82,264,758   $         --
    Institutional Shares..........................     71,586,106      7,228,244
                                                    -------------   -------------
                                                    $ 153,850,864   $  7,228,244
                                                    -------------   -------------
                                                    -------------   -------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
    Investor Shares...............................      6,481,127             --
    Institutional Shares..........................      5,584,874        732,436
NET ASSET VALUE (OFFERING PRICE AND REDEMPTION
 PRICE) PER SHARE:
    Investor Shares...............................  $       12.70             --
    Institutional Shares..........................  $       12.82   $       9.87

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     SMALL CAP VALUE
                                                           FUND            MID CAP VALUE FUND
                                                    ------------------   ----------------------
INVESTMENT INCOME:
    Dividends.....................................     $    953,063            $  33,440
    Interest......................................          355,318               15,522
                                                    ------------------        ----------
Total investment income...........................        1,308,381               48,962
                                                    ------------------        ----------
EXPENSES:
    Investment advisory fees (Note 3).............          665,772               24,366
    Shareholder services (Note 3).................          134,583                   --
    Administration fees (Note 3)..................           81,782                4,873
    Transfer agent services (Note 3)..............           97,941               14,332
    Professional services.........................           26,949                8,185
    Registration fees.............................           19,834                5,945
    Accounting services (Note 3)..................           28,000               21,000
    Custody fees..................................           21,399                5,194
    Trustee fees and expenses (Note 3)............           12,773                  434
    Amortization of organization costs (Note 2)...            8,691                3,000
    Miscellaneous.................................           26,373                1,409
                                                    ------------------        ----------
Total expenses....................................        1,124,097               88,738
    Expenses reimbursed and fees waived (Note
     4)...........................................               --              (51,409)
                                                    ------------------        ----------
Net expenses......................................        1,124,097               37,329
                                                    ------------------        ----------
NET INVESTMENT INCOME.............................          184,284               11,633
                                                    ------------------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
    Net realized loss on investments sold.........      (18,308,487)            (310,944)
    Net change in unrealized appreciation
     (depreciation)...............................        5,480,964              386,713
                                                    ------------------        ----------
Net realized and unrealized gain (loss) on
 investments......................................      (12,827,523)              75,769
                                                    ------------------        ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................     $(12,643,239)           $  87,402
                                                    ------------------        ----------
                                                    ------------------        ----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            SMALL CAP VALUE FUND                     MID CAP VALUE FUND
                                                    -------------------------------------   -------------------------------------
                                                     SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                        MARCH 31,           YEAR ENDED          MARCH 31,          PERIOD ENDED
                                                           1999           SEPTEMBER 30,            1999           SEPTEMBER 30,
                                                       (UNAUDITED)             1998            (UNAUDITED)           1998 (a)
                                                    ------------------   ----------------   ------------------   ----------------
NET ASSETS--BEGINNING OF PERIOD...................     $179,175,027       $   144,000,755       $5,338,282        $        100
                                                    ------------------   ----------------   ------------------   ----------------
OPERATIONS:
    Net investment income (loss)..................          184,284              (550,558)          11,633              28,981
    Net realized gain (loss) on investments
     sold.........................................      (18,308,487)           (3,867,578)        (310,944)             27,223
    Net change in unrealized appreciation
     (depreciation)...............................        5,480,964           (39,373,134)         386,713            (687,408)
                                                    ------------------   ----------------   ------------------   ----------------
        Net increase (decrease) in net assets
         resulting from operations................      (12,643,239)          (43,791,270)          87,402            (631,204)
                                                    ------------------   ----------------   ------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Investment Income--Investor Shares........          (32,526)                   --               --                  --
    Net Investment Income--Institutional Shares...          (21,148)                   --          (28,981)                 --
    Net realized gain on investments--Investor
     Shares.......................................               --            (7,725,721)              --                  --
    Net realized gain on
     investments--Institutional Shares............               --                    --          (27,223)                 --
    Return of capital--Investor Shares............               --              (212,312)              --                  --
                                                    ------------------   ----------------   ------------------   ----------------
        Net decrease in net assets resulting from
         distributions to shareholders............          (53,674)           (7,938,033)         (56,204)                 --
                                                    ------------------   ----------------   ------------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Sale of shares--Investor Shares...............       13,694,138            86,883,053               --                  --
    Sale of shares--Institutional Shares..........       38,008,552            64,007,466        1,906,727           5,998,670
    Reinvestment of distributions--Investor
     Shares.......................................           29,606             7,442,799               --                  --
    Reinvestment of distributions--Institutional
     Shares.......................................           17,473                    --           55,971                  --
    Redemption of shares--Investor Shares.........      (53,623,153)          (67,420,738)              --                  --
    Redemption of shares--Institutional Shares....      (10,753,866)           (4,009,005)        (103,934)            (29,284)
                                                    ------------------   ----------------   ------------------   ----------------
        Net increase (decrease) from capital
         transactions.............................      (12,627,250)           86,903,575        1,858,764           5,969,386
                                                    ------------------   ----------------   ------------------   ----------------
        Total increase (decrease) in net assets...      (25,324,163)           35,174,272        1,889,962           5,338,182
                                                    ------------------   ----------------   ------------------   ----------------
NET ASSETS--END OF PERIOD.........................     $153,850,864       $   179,175,027       $7,228,244        $  5,338,282
                                                    ------------------   ----------------   ------------------   ----------------
                                                    ------------------   ----------------   ------------------   ----------------
Accumulated undistributed net investment income...     $    130,610       $            --       $   11,633        $     28,981
                                                    ------------------   ----------------   ------------------   ----------------
                                                    ------------------   ----------------   ------------------   ----------------


CAPITAL SHARE TRANSACTIONS:                               SHARES              SHARES              SHARES              SHARES
                                                    ------------------   ----------------   ------------------   ----------------
   Sale of shares--Investor Shares................          979,033             5,036,141               --                  --
    Sale of shares--Institutional Shares..........        2,865,379             3,750,486          185,229             555,219
    Reinvestment of distributions--Investor
     Shares.......................................            2,144               473,135               --                  --
    Reinvestment of distributions--Institutional
     Shares.......................................            1,254                    --            5,483                  --
    Redemption of shares--Investor Shares.........       (4,117,696)           (4,034,611)              --                  --
    Redemption of shares--Institutional Shares....         (798,150)             (234,095)         (10,425)             (3,080)
                                                    ------------------   ----------------   ------------------   ----------------
    Net increase (decrease) in shares.............       (1,068,036)            4,991,056          180,287             552,139
                                                    ------------------   ----------------   ------------------   ----------------
                                                    ------------------   ----------------   ------------------   ----------------

(a) See Note 1 of Notes to Financial Statements for commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                       SMALL CAP VALUE FUND
                                                   -------------------------------------------------------------
                                                                          INVESTOR SHARES
                                                   -------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                     MARCH 31,      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       1999        SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                     UNAUDITED         1998            1997            1996
                                                   -------------   -------------   -------------   -------------
Net asset value, beginning of period.............    $  13.61        $  17.68         $ 13.71         $ 10.00
                                                   -------------   -------------   -------------   -------------
Investment Operations
    Net investment income (loss).................        0.01           (0.06)          (0.06)          (0.02)
    Net realized and unrealized gain (loss) on
     investments.................................       (0.92)          (3.15)           4.89            3.73
                                                   -------------   -------------   -------------   -------------
Total from investment operations.................       (0.91)          (3.21)           4.83            3.71
                                                   -------------   -------------   -------------   -------------
Distributions from
    Net investment income........................          --(a)           --              --              --(a)
    Net realized gain on investments.............          --           (0.84)          (0.86)             --
    Return of capital............................          --           (0.02)             --              --
                                                   -------------   -------------   -------------   -------------
Total distributions..............................          --           (0.86)          (0.86)             --
                                                   -------------   -------------   -------------   -------------
Net asset value, end of period...................    $  12.70        $  13.61         $ 17.68         $ 13.71
                                                   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------
Total Return.....................................       (6.66)%        (18.81)%         37.14%          37.15%

Ratio/Supplemental data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver.....        1.39%(b)        1.38%           1.50%           1.49%
    Expenses, excluding reimbursement/waiver.....        1.39%(b)        1.38%           1.50%           1.98%
    Net investment income (loss), including
     reimbursement/waiver........................        0.09%(b)       (0.34)%         (0.56)%         (0.40)%
Portfolio turnover rate..........................       44.01%          57.32%          98.91%         111.18%
Net assets at end of period (000's omitted)......    $ 82,265        $130,929         $144,001        $45,385

(a) Less than $0.01 per share.
(b) Annualized.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                                      SMALL CAP VALUE FUND
                                                                                  -----------------------------
                                                                                      INSTITUTIONAL SHARES
                                                                                  -----------------------------
                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                    MARCH 31,     PERIOD ENDED
                                                                                      1999        SEPTEMBER 30,
                                                                                    UNAUDITED       1998 (a)
                                                                                  -------------   -------------
Net asset value, beginning of period............................................    $  13.72        $  15.99
                                                                                  -------------   -------------
Investment Operations
    Net investment income.......................................................        0.03            0.01
    Net realized and unrealized loss on investments.............................       (0.93)          (2.28)
                                                                                  -------------   -------------
Total from investment operations................................................       (0.90)          (2.27)
                                                                                  -------------   -------------
Distributions from
    Net investment income.......................................................          --(c)           --
    Net realized gain on investments............................................          --              --
                                                                                  -------------   -------------
Total distributions.............................................................          --              --
                                                                                  -------------   -------------
Net asset value, end of period..................................................    $  12.82        $  13.72
                                                                                  -------------   -------------
                                                                                  -------------   -------------
Total Return....................................................................       (6.53)%        (14.20)%

Ratio/Supplemental data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver....................................        1.07%(b)        1.15%(b)
    Expenses, excluding reimbursement/waiver....................................        1.07%(b)        1.23%(b)
    Net investment income, including reimbursement/waiver.......................        0.40%(b)        0.08%(b)
Portfolio turnover rate.........................................................       44.01%          57.32%
Net assets at end of period (000's omitted).....................................    $ 71,586        $ 48,246

(a) See Note 1 of Notes to Financial Statements for commencement of operations.
(b) Annualized.
(c) Less than $0.01 per share.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                                       MID CAP VALUE FUND
                                                                                  -----------------------------
                                                                                      INSTITUTIONAL SHARES
                                                                                  -----------------------------
                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                    MARCH 31,     PERIOD ENDED
                                                                                      1999        SEPTEMBER 30,
                                                                                    UNAUDITED       1998 (a)
                                                                                  -------------   -------------
Net asset value, beginning of period............................................    $   9.67        $  10.00
                                                                                      ------          ------
Investment Operations
    Net investment income.......................................................        0.02            0.05
    Net realized and unrealized gain (loss) on investments......................        0.27           (0.38)
                                                                                      ------          ------
Total from investment operations                                                        0.29           (0.33)
                                                                                      ------          ------
Distributions from
    Net investment income.......................................................       (0.05)             --
    Net realized gain on investments............................................       (0.04)             --
                                                                                      ------          ------
Total distributions.............................................................       (0.09)             --
                                                                                      ------          ------
Net asset value, end of period..................................................    $   9.87        $   9.67
                                                                                      ------          ------
                                                                                      ------          ------
Total Return....................................................................        2.96%          (3.30)%
Ratio/Supplemental data:
Ratios to average net assets:
    Expenses, including reimbursement/waiver....................................        1.15%(b)        1.15%(b)
    Expenses, excluding reimbursement/waiver....................................        2.73%(b)        4.16%(b)
    Net investment income, including reimbursement/waiver.......................        0.36%(b)        0.84%(b)
Portfolio turnover rate.........................................................       56.90%          77.75%
Net assets at end of period (000's omitted).....................................    $  7,228        $  5,338

(a) See Note 1 of Notes to Financial Statements for commencement of operations.
(b) Annualized.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

The CRM Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has four active diversified investment portfolios. These financial statements relate to Small Cap Value Fund and Mid Cap Value Fund (each, a "Fund" and, collectively, the "Funds"), each of which issues Institutional Shares. Small Cap Value Fund also issues Investor Shares. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest of $0.001 par value. The classes of each Fund and their respective dates of commencement of operations are as follows:

        Small Cap Value Fund (Investor Shares)           October 1, 1995
        Small Cap Value Fund (Institutional Shares)     January 27, 1998
        Mid Cap Value Fund (Institutional Shares)        January 6, 1998

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

    SECURITY VALUATION -- Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. As of March 31, 1999, the Funds held no positions in fair valued securities. Securities with a maturity of 60 days or less are valued at amortized cost.

    REALIZED GAIN AND LOSS -- Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

    INTEREST AND DIVIDEND INCOME -- Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    ORGANIZATION COSTS -- The costs incurred by the Funds in connection with their organization and registration of shares prior to June 30, 1998, have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

    FEDERAL TAXES -- Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Cramer Rosenthal McGlynn, LLC (the "Adviser"). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund.

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter.

Forum Shareholder Services, LLC ("Transfer Agent"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $24,000 per year per Fund, plus 0.10% of the average daily net assets of the Investor Share class of the Small Cap Value Fund.

Pursuant to a separate Distribution Agreement, Forum Fund Services, LLC acts as distributor of the Funds' shares and is not paid any fee for its distribution services.

Forum Accounting Services, LLC ("FAcS") serves as the fund accountant for each Fund. For these services, FAcS receives a fee of $36,000 per year, per Fund, plus certain class charges and certain amounts based upon the number and types of portfolio transactions within each Fund.

The Trust has adopted a Shareholder Servicing Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays shareholder-servicing agents, including the Adviser, up to 0.25% of the average daily net assets of the Investor Share class of the Small Cap Value Fund attributable to accounts for which the agent provides shareholder services.

Each Trustee, who was not an "affiliated person" as defined in the Investment Company Act of 1940, received from the Fund an annual fee of $10,000, plus out of pocket expenses.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
MARCH 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser and Transfer Agent have voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the period ended March 31, 1999, fees waived and expenses reimbursed were as follows:

                                                    INVESTMENT     TRANSFER
                                                      ADVISORY        AGENT      EXPENSES
                                                           FEE          FEE    REIMBURSED
                                                        WAIVED       WAIVED    BY ADVISER      TOTAL
                                                    -----------  -----------  -----------  ---------
Mid Cap Value Fund................................   $  24,366    $   6,000       $21,043  $  51,409

5.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended March 31, 1999, were as follows:

                                                                          COST OF       PROCEEDS
                                                                        PURCHASES     FROM SALES
                                                                    -------------  -------------
Small Cap Value Fund..............................................  $  83,257,938  $  75,295,908
Mid Cap Value Fund................................................      5,387,320      3,363,151

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized depreciation as of March 31, 1999, were as follows:

                                                                                            NET
                                                        UNREALIZED     UNREALIZED    UNREALIZED
                                           TAX COST   APPRECIATION   DEPRECIATION  DEPRECIATION
                                     --------------  -------------  -------------  ------------
Small Cap Value Fund...............  $  161,391,108  $  16,723,910  $  25,506,580  $  8,782,670
Mid Cap Value Fund.................       7,597,967        632,395        933,090       300,695

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                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TRUSTEES
John E. Appelt
Fred M. Filoon
Louis Klein, Jr.
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, ME 04101

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel, LLP
919 Third Avenue
New York, NY 10022

INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

[RECYCLE LOGO] This report has been printed on recycled paper.
-------------------------------------------
-------------------------------------------
                                      CRM
                                     FUNDS

                                     [LOGO]

                                   SMALL CAP
                                   VALUE FUND

                                    MID CAP
                                   VALUE FUND

                              Institutional Shares

                               SEMI-ANNUAL REPORT

                                 March 31, 1999

                                                         [LOGO]

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